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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Phoenix Life Insurance Company
         ------------------------------
Address: One American Row, Hartford, CT 06102-5056
         -----------------------------------------

Form 13F File Number:  28-3340
                       ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
         ----------------------------------------
Title:   Vice President and Secretary
         ----------------------------------------
Phone:   (860) 403-5050
         ----------------------------------------

Signature, Place and Date of Signing:

/s/ John H. Beers        Hartford, CT                     August 8, 2007
------------------      --------------------------       -----------------------
(Signature)             (City, State)                    (Date)

All securities with respect to Phoenix Life Insurance Company exercising investment discretion are reported herein. Phoenix Life Insurance Company is affiliated through its parent company, The Phoenix Companies, Inc., with several other institutional managers that manage client assets on a discretionary basis. These entities manage client's securities independently and do not share investment discretion with Phoenix Life Insurance Company. Accordingly, each advisory subsidiary is filing a separate Form 13F Holdings Report governing its activities. Such securities are not included in this report.

The following is a list of other managers that are filing separate reports for their organization:

Manager:                                                   Form 13F File Number:

Duff & Phelps Investment Management Co.                    028-01420

Engemann Asset Management reports for itself
and its immediate parent, Pasadena Capital Co.             028-01208

Phoenix Investment Counsel, Inc.                           028-85



Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $40,433.91
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                 TITLE                FAIR    SHARES OR                                    VOTING
                                  OF      CUSIP      MARKET   PRINCIPAL  SH/   PUT/  INVESTMENT           AUTHORITY  SHARED
              NAME OF ISSUER     CLASS    NUMBER     VALUE     AMOUNTS   PRN   CALL  DISCRETION  MANAGERS  SOLE(A)     (B)   NONE(C)
  ----------------------------------------------------------------------------------------------------------------------------------

1 Newtek Business Services Inc   COMMON  652526104  40,433.91  21,281.00 SH           40,433.91         1  SOLE